Cover Page	Jun. 16, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 16, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	1-35701
Entity Tax Identification Number	72-1455213
Entity Registrant Name	Bristow Group Inc.
Entity Information, Former Legal or Registered Name	Era Group Inc.
Entity Address, Address Line One	3151 Briarpark Rd., Suite 700,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(713)
Local Phone Number	267-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	VTOL
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001525221
Former Address
Entity Information [Line Items]
Entity Address, Address Line One	945 Bunker Hill Rd., Suite 650,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024